Description of the Plan - General (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025 age
Description of the Plan
Minimum age for Plan eligibility	18
Minimum service period for Plan eligibility	90 days
Elective contributions on automatic enrollment	4.00%
Maximum
Description of the Plan
Elective contributions on automatic enrollment	8.00%
After 2 years
Description of the Plan
Increase in deferral percentage	2.00%
Thereafter
Description of the Plan
Increase in deferral percentage	2.00%